Equity - Summary of Classes of Share Capital - Preferred Shares (Detail) - CAD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018	Oct. 31, 2018
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 80,040
Balance at end of period	$ 86,382	$ 77,687	$ 86,382	$ 77,687	$ 80,040
Preferred shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares			200.0	190.0	190.0
Shares issued, Number of shares			32.0		30.0
Shares redeemed, Number of shares					(20.0)
Ending balance, Number of shares	232.0		232.0		200.0
Balance at beginning of period	$ 5,350	5,100	$ 5,000	$ 4,750	$ 4,750
Shares issued, Amount	450		800	350	750
Shares redeemed, Amount		(250)		(250)	(500)
Balance at end of period	$ 5,800	$ 4,850	$ 5,800	$ 4,850	$ 5,000